Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Summary of convertible debentures
	Successor 2016	Predecessor 2015
2015 Exchange Debentures	$—	$2,489,760
2015 New Debentures, net of $229,405 and $387,965 discount	—	2,316,685
Bridge Debenture	—	210,600
2016 Debenture, net of $782,653 discount	1,717,348	—

Total debt	1,717,348	5,017,045

Less current portion	—	—

Long-term debt	$1,717,348	$5,017,045

Convertible Debt [Member]
Debt Instrument [Line Items]
Schedule of significant assumptions used to measure the fair value
	Date of Issuance	December 31, 2014
Stock price	$0.25	$0.14
Term	1.48 – 1.98 years	0.75 – 1.25 years
Volatility	50%	50%
Risk-free interest rate	0.09 – 0.37%	0.25%
Exercise price	$0.25	$0.25